Initial Public Offering (Details) - $ / shares		6 Months Ended	12 Months Ended
	Aug. 02, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 16, 2025	Dec. 31, 2024
Initial Public Offering [Line Items]
Share price (in Dollars per share)		$ 18	$ 18
Number of shares in a unit		1	1
Price per warrant (in Dollars per share)		$ 0.01	$ 0.01
Warrant term		5 years	5 years
Notice period for redemption of warrants		30 days	30 days
Redemption period		30 days	30 days
Number of trading days		20 days	20 days
Number of trading days period commencing		30 days	30 days
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares in a unit		1	1
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Warrants outstanding		8,337,500	8,337,500		8,337,500
Warrant [Member]
Initial Public Offering [Line Items]
Price per warrant (in Dollars per share)		$ 11.5	$ 11.5
Warrant exercisable term		30 days	30 days
Warrants outstanding		22,712,500	22,712,500		22,712,500
Redemption of warrants price (in Dollars per share)		$ 18	$ 18
Business Combination [Member]
Initial Public Offering [Line Items]
Warrant term		5 years	5 years
Class A Ordinary share [Member]
Initial Public Offering [Line Items]
Share price (in Dollars per share)			$ 12
Number of shares in a unit		1	1
Redemption of warrants price (in Dollars per share)		$ 10.86	$ 10.67		$ 10.25
Number of trading days		10 days	10 days
Class A Ordinary share [Member] | Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Number of shares of common stock converted		1	1
Price per warrant (in Dollars per share)		$ 11.5	$ 11.5	$ 11.5
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of stock units	28,750,000
Share price (in Dollars per share)	$ 10
Warrants outstanding		14,375,000	14,375,000		14,375,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of stock units	3,750,000